Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net Loss	$ (3,064)	$ (2,347)	$ (2,819)
Adjustments Required to Present Cash Flows from Operating Activities
Depreciation and amortization	207	139	132
Increase in liability for employee benefits, net	9	8	4
Revaluation of derivatives measured at fair value through profit and loss			65
Capital loss		5
Other finance expenses	(32)	(15)	55
Share-based compensation	540	860	4,236
Total income and expenses not involving cash flows	724	997	4,492
Changes in asset and liability line items:
Decrease in trade receivable	86	1,308	322
Decrease (increase) in other current assets	(195)	272	(216)
Increase in inventory	(69)	(633)	(49)
Decrease in trade payables	(112)	(161)	(906)
Decrease in other accounts payables	(35)	(394)	(94)
Total changes in asset and liability	(325)	392	(943)
Net cash provided by (used in) operating activities	(2,665)	(958)	730
Cash flows from investing activities
Proceeds from (Purchase of) marketable securities	(13)	81
Increase in deposits	(57)	(58)	(7)
Purchase of property, plant and equipment	(31)	(112)	(3)
Net cash used in investing activities	(101)	(89)	(10)
Cash flows from financing activities
Repayment of loans from related parties		(43)	(73)
Repayment of warrants		(165)
Repayment of loans from banking corporations		(104)	(81)
Repayment to former shareholders		(250)
Exercise of stock options	49
Issuance of ordinary shares in the IPO, net	2,487	4,324
Repayment of lease liabilities	(142)	(122)	(75)
Net cash provided by (used in) financing activities	2,394	3,640	(229)
Exchange rate differentials for cash and cash equivalent balances	176	17	8
Increase (decrease) in cash and cash equivalents	(196)	2,610	499
Balance of cash and cash equivalents at beginning of year	3,178	568	69
Balance of cash and cash equivalents as at end of year	2,982	3,178	568
Appendix A - Additional information in connection with cash flows from operating activities
Interest paid	86	36	20
Appendix B - Transactions not involving cash flows
Recognition of right-of-use asset against a lease liability	252	903	39
Conversion of SAFE		$ 456